ACCOUNTS RECEIVABLE - Additional Information (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
ACCOUNTS RECEIVABLE
Bad debt expense and credit loss	$ 17,897,334	$ 227,837	$ 92,032
Bad-debt write-off	$ 0	$ 0